Related Party Transactions	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Related Party Transactions
Note 32: Related Party Transactions
As of December 31, 2024, the Company’s principal shareholder, Woodbridge (together with its affiliates), beneficially owned approximately
70% of the Company’s common shares.
Transactions with Woodbridge
From time to time, in the normal course of business, the Company enters into transactions with Woodbridge and certain of its affiliates. These transactions involve providing and receiving product and service offerings and are not material to the Company’s results of operations or financial condition either individually or in the aggregate.
In 2023, the Company sold two wholly owned Canadian subsidiaries to a company affiliated with Woodbridge for $42 million. The subsidiaries’ assets consisted of accumulated tax losses that management did not expect to utilize against future taxable income prior to their expiry. As such, no tax benefit for the losses had been recognized in the consolidated financial statements. Under Canadian law, certain losses may only be transferred to related companies, such as those affiliated with Woodbridge. The proceeds were recorded as gains within “Other operating gains, net” in the consolidated income statement. For each of these transactions, the board of directors’ Corporate Governance Committee obtained an independent fairness opinion. The Company utilized each independent fairness opinion to determine that the negotiated price between the Company and Woodbridge was reasonable. After reviewing these matters, the Corporate Governance Committee approved these transactions. Directors who were not considered independent because of their positions with Woodbridge refrained from deliberating and voting on the matters at the committee meetings.
Transactions with YPL
In 2024 and 2023, the Company received $1.8 billion and $5.3 billion, respectively, of dividends from YPL related to the sale of the Company’s indirectly owned LSEG shares. See note 9 for further details about these transactions.
Transactions with 3XSQ Associates
In 2024, the Company contributed $10 million in cash pursuant to a capital call. In 2024 and 2023, the Company paid $4 million and $5 million, respectively, of rent to 3XSQ Associates for office space in the 3 Times Square building in New York, New York related to a lease through December 2028.

Transactions with Elite
In June 2023, the Company sold a majority interest in its Elite business to TPG and retained a 19.9% minority interest with board representation. To facilitate the separation, the Company provided
certain operational services to Elite, including technology and administrative services, through May 2024. In 2024 and 2023, the Company recorded $2 million and $8 million, respectively, as
a
contra-expense
against the costs associated with
these
services
.
As of December 31, 2024, there were no balances outstanding between the Company and Elite. As of December 31, 2023, the consolidated statement of financial position included a receivable from Elite of
$39
million and a payable to Elite of
$12
million.
Transactions with other associates
From time to time, the Company enters into transactions with other associates. These transactions typically involve providing or receiving services in the normal course of business and are not material to the Company’s results of operations or financial condition either individually or in the aggregate.
Compensation of key management personnel
Key management personnel compensation, including directors, was as follows:

	Year ended December 31,
	2024	2023
Salaries and other benefits	25	23
Share-based payments	19	17
Total compensation	44	40
Key management personnel are comprised of the Company’s directors and executive officers.